Net Revenue - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Revenue from Contracts with Customers [Abstract]
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts	$ 11
Percentage of performance obligation to be recognised	51.80%
Entity expects to recognize transaction price allocated to performance obligations as revenue	24 months
Percentage of remaining performance obligation to be recognised	48.20%
Entity expects to recognise transaction price allocated to remaining performance obligations as revenue	3 years